SCHEDULE OF INVESTMENTS

ROYCE MICRO-CAP TRUST

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.9%

Communication Services – 2.3%
Diversified Telecommunication Services - 0.0%
LICT Corporation [1,2]	8	$132,000
Entertainment - 1.1%
Chicken Soup for the Soul Entertainment Cl. A [2]	477,611	164,776
IMAX Corporation [2]	271,900	5,253,108
		5,417,884
Interactive Media & Services - 0.5%
Eventbrite Cl. A [2]	57,231	564,298
QuinStreet [2]	179,300	1,608,321
		2,172,619
Media - 0.7%
Magnite [2]	172,200	1,298,388
TechTarget [2]	61,645	1,871,542
		3,169,930
Wireless Telecommunication Services - 0.0%
Machten [1,2]	1,200	8,340
Total		10,900,773

Consumer Discretionary – 7.2%
Automobile Components - 1.5%
Motorcar Parts of America [2]	54,800	443,332
Patrick Industries [3]	17,250	1,294,785
Sebang Global Battery [1]	50,500	2,211,024
Standard Motor Products [3]	47,460	1,595,605
Stoneridge [2,3]	56,200	1,127,934
XPEL [2]	5,100	393,261
		7,065,941
Broadline Retail - 0.2%
1stdibs.com [2]	242,405	882,354
Diversified Consumer Services - 1.0%
Park Lawn	50,000	687,650
Universal Technical Institute [2]	445,000	3,729,100
		4,416,750
Hotels, Restaurants & Leisure - 1.4%
Century Casinos [2]	222,500	1,141,425
First Watch Restaurant Group [2]	16,025	277,072
Inspired Entertainment [2]	150,000	1,794,000
Lindblad Expeditions Holdings [2,3]	482,868	3,476,650
		6,689,147
Household Durables - 1.2%
Cavco Industries [2,3,4]	6,900	1,833,054
Legacy Housing [2]	162,038	3,145,158
Lifetime Brands [3]	119,294	671,625
		5,649,837
Leisure Products - 0.4%
Clarus Corporation	254,903	1,927,067
Specialty Retail - 1.5%
AutoCanada [2]	321,700	5,750,691
Destination XL Group [2]	75,000	336,000
Shoe Carnival [3]	34,632	832,207
		6,918,898
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide	22,074	177,916
Total		33,727,910

Consumer Staples – 1.8%
Beverages - 0.1%
Primo Water	26,791	369,716
Consumer Staples Distribution & Retail - 0.0%
Rite Aid [2]	200,000	89,600
Food Products - 1.7%
CubicFarm Systems [2]	400,000	10,307
J G Boswell Company [1]	2,490	1,643,400
John B. Sanfilippo & Son [3]	7,900	780,520
Lifecore Biomedical [2,3,4]	75,610	570,477
Seneca Foods Cl. A [2]	68,291	3,676,105
Seneca Foods Cl. B [2]	25,800	1,391,910
		8,072,719
Total		8,532,035

Energy – 8.2%
Energy Equipment & Services - 3.8%
Bristow Group [2,3]	177,900	5,011,443
Pason Systems	412,798	4,096,829
SEACOR Marine Holdings [2,3]	216,957	3,011,363
TerraVest Industries	192,600	5,388,404
		17,508,039
Oil, Gas & Consumable Fuels - 4.4%
Dorchester Minerals L.P.	153,963	4,472,625
Dorian LPG	181,292	5,208,519
GeoPark	69,218	711,561
Kimbell Royalty Partners L.P.	68,500	1,096,000
Logan Energy [2]	75,750	56,328
Navigator Holdings	175,000	2,584,750
Northern Oil and Gas [3]	34,200	1,375,866
Sabine Royalty Trust [3]	42,848	2,823,683
Sitio Royalties Cl. A [3]	50,974	1,234,081
StealthGas [2]	229,664	1,156,358
		20,719,771
Total		38,227,810

Financials – 14.1%
Banks - 2.1%
Bank of N.T. Butterfield & Son	34,000	920,720
BankFirst Capital [1]	3,755	120,536
Bay Community Bancorp Cl. A [1]	16,500	126,225
Chemung Financial [3]	31,000	1,227,910
Citizens Bancshares [1]	3,160	116,604
First Commonwealth Financial	10,723	130,928
First National Bank Alaska [1]	695	130,486
Greene County Bancorp	3,415	82,131
Harbor Bankshares [1]	8,419	107,342
HBT Financial	53,452	974,964
Live Oak Bancshares [3]	47,414	1,372,635
M&F Bancorp [1]	7,300	116,800
Midway Investments [2,5]	735,647	0
OP Bancorp	14,500	132,675
PCB Bancorp	11,338	175,172
Triumph Financial [2]	4,780	309,696
United Bancorporation of Alabama [1]	3,447	132,296
Virginia National Bankshares [3]	89,910	2,728,769
WSFS Financial	22,500	821,250
		9,727,139
Capital Markets - 9.0%
B. Riley Financial	116,600	4,779,434
Barings BDC	215,300	1,918,323
Bolsa Mexicana de Valores	1,068,000	1,999,647
Bridge Investment Group Holdings Cl. A	33,130	304,796
Canaccord Genuity Group	399,993	2,373,601
Donnelley Financial Solutions [2,3,4]	94,000	5,290,320
Fiera Capital Cl. A	78,000	322,739
GCM Grosvenor Cl. A	263,725	2,046,506
MarketWise Cl. A	500,000	800,000
Perella Weinberg Partners Cl. A	65,467	666,454
Silvercrest Asset Management Group Cl. A [3]	281,400	4,465,818
Sprott	212,453	6,470,959
StoneX Group [2,3]	43,627	4,228,329
Tel Aviv Stock Exchange [1,2]	343,000	1,969,896
U.S. Global Investors Cl. A	439,454	1,252,444
Urbana Corporation	237,600	834,421
Value Line	23,570	1,030,480
Westaim Corporation (The) [2]	500,000	1,303,147
		42,057,314
Consumer Finance - 0.4%
EZCORP Cl. A [2,3,4]	201,000	1,658,250
Financial Services - 2.5%
Acacia Research [2,3,4]	459,269	1,676,332
Cantaloupe [2]	50,000	312,500
ECN Capital	1,155,179	1,956,129
International Money Express [2]	94,594	1,601,476
NewtekOne	378,975	5,589,881
Repay Holdings Cl. A [2]	69,689	528,940
Waterloo Investment Holdings [2,5]	806,000	225,680
		11,890,938
Insurance - 0.1%
Ambac Financial Group [2]	15,274	184,204
Investors Title Company	1,675	248,051
		432,255
Total		65,765,896

Health Care – 12.1%
Biotechnology - 2.6%
Actinium Pharmaceuticals [2]	50,000	296,000
Agios Pharmaceuticals [2]	3,500	86,625
Arcturus Therapeutics Holdings [2]	129,836	3,317,310
CareDx [2]	100,000	700,000
Caribou Biosciences [2]	24,315	116,226
Catalyst Pharmaceuticals [2]	49,550	579,239
Fate Therapeutics [2]	30,339	64,319
4D Molecular Therapeutics [2]	8,897	113,259
Kymera Therapeutics [2]	8,072	112,201
MeiraGTx Holdings [2]	114,400	561,704
Travere Therapeutics [2]	18,339	163,950
X4 Pharmaceuticals [2]	119,006	129,716
Zealand Pharma [1,2]	137,715	5,957,122
		12,197,671
Health Care Equipment & Supplies - 3.6%
Artivion [2]	62,700	950,532
AtriCure [2,3]	15,000	657,000
Atrion Corporation	5,489	2,267,890
Cutera [2,3,4]	49,700	299,194
Opsens [2]	226,414	295,051
OrthoPediatrics Corp. [2]	6,500	208,000
Profound Medical [2]	189,100	1,896,221
Semler Scientific [2,3]	22,400	568,288
Surmodics [2,3]	85,300	2,737,277
UFP Technologies [2,3,4]	24,745	3,995,080
Utah Medical Products	31,981	2,750,366
		16,624,899
Health Care Providers & Services - 1.7%
Castle Biosciences [2]	22,809	385,244
Cross Country Healthcare [2,3,4]	58,900	1,460,131
Great Elm Group [2]	682,245	1,460,005
Hims & Hers Health Cl. A [2]	200,000	1,258,000
Joint Corp. (The) [2]	127,484	1,146,081
National Research [3]	46,668	2,070,659
		7,780,120
Health Care Technology - 0.6%
Simulations Plus [3]	72,770	3,034,509
Life Sciences Tools & Services - 3.4%
Azenta [2,3,4]	15,700	787,983
BioLife Solutions [2]	39,716	548,478
Cytek Biosciences [2]	78,934	435,716
Harvard Bioscience [2]	317,400	1,364,820
MaxCyte [2]	172,560	538,387
Mesa Laboratories [3]	61,095	6,419,252
OmniAb [2]	45,663	236,991
Quanterix Corporation [2]	199,800	5,422,572
SomaLogic Cl. A [2]	92,293	220,580
		15,974,779
Pharmaceuticals - 0.2%
Knight Therapeutics [2]	187,000	619,547
Theravance Biopharma [2,3,4]	59,009	509,248
		1,128,795
Total		56,740,773

Industrials – 19.0%
Aerospace & Defense - 0.8%
Astronics Corporation [2]	56,929	902,894
CPI Aerostructures [2]	189,700	633,598
Innovative Solutions and Support [2]	78,828	599,093
Park Aerospace	101,300	1,573,189
		3,708,774
Building Products - 1.3%
Burnham Holdings Cl. A [1]	117,000	1,428,570
CSW Industrials [3]	6,700	1,174,108
Gibraltar Industries [2]	10,659	719,589
Insteel Industries [3]	49,700	1,613,262
Janus International Group [2]	97,610	1,044,427
Quanex Building Products	9,900	278,883
		6,258,839
Commercial Services & Supplies - 0.7%
Acme United	25,000	747,250
ACV Auctions Cl. A [2]	30,825	467,923
Civeo Corporation	37,499	777,354
Montrose Environmental Group [2]	24,175	707,361
VSE Corporation	10,900	549,796
		3,249,684
Construction & Engineering - 2.4%
Construction Partners Cl. A [2]	84,900	3,103,944
Granite Construction	13,500	513,270
IES Holdings [2,3]	62,874	4,141,510
MasTec [2]	13,287	956,266
Matrix Service [2,3]	40,425	477,015
Northwest Pipe [2,3]	65,100	1,964,067
		11,156,072
Electrical Equipment - 1.6%
American Superconductor [2]	104,225	786,899
Hammond Power Solutions Cl. A	6,562	246,682
LSI Industries	299,940	4,763,047
Powell Industries [3]	21,400	1,774,060
		7,570,688
Ground Transportation - 0.9%
Covenant Logistics Group Cl. A	16,655	730,322
FTAI Infrastructure	59,250	190,785
Universal Logistics Holdings [3]	125,240	3,153,543
		4,074,650
Machinery - 2.8%
Graham Corporation [2]	149,850	2,487,510
H2O Innovation [2]	537,300	1,032,470
Hurco Companies [3]	16,566	371,575
L. B. Foster Company [2,3]	95,300	1,802,123
Lindsay Corporation [3]	37,500	4,413,000
Luxfer Holdings [3]	22,198	289,684
Shyft Group (The)	41,476	620,896
Standex International	5,700	830,433
Tennant Company	19,200	1,423,680
		13,271,371
Marine Transportation - 1.3%
Algoma Central	40,000	433,499
Clarkson [1]	52,700	1,753,886
Eagle Bulk Shipping [3,4]	91,799	3,858,312
		6,045,697
Passenger Airlines - 0.1%
Harbor Diversified [1,2]	201,262	400,511
Professional Services - 1.6%
Forrester Research [2,3,4]	126,000	3,641,400
Franklin Covey [2,3]	40,100	1,721,092
NV5 Global [2]	11,400	1,097,022
Resources Connection	59,300	884,163
Spire Global Cl. A [2]	6,250	30,563
		7,374,240
Trading Companies & Distributors - 5.5%
Distribution Solutions Group [2]	184,590	4,799,340
EVI Industries [2,3,4]	352,409	8,746,791
Transcat [2,3]	127,775	12,518,117
		26,064,248
Total		89,174,774

Information Technology – 22.1%
Communications Equipment - 1.5%
Aviat Networks [2]	7,512	234,374
Clearfield [2,3,4]	58,600	1,679,476
Digi International [2,3]	70,000	1,890,000
Genasys [2]	86,392	173,648
Harmonic [2]	135,300	1,302,939
Ituran Location and Control	50,000	1,495,000
		6,775,437
Electronic Equipment, Instruments & Components - 6.8%
Bel Fuse Cl. A	18,805	886,280
Daktronics [2]	19,665	175,412
Evolv Technologies Holdings [2]	168,000	816,480
Fabrinet [2]	2,200	366,564
FARO Technologies [2,3,4]	104,800	1,596,104
HollySys Automation Technologies [2]	51,900	1,029,696
Luna Innovations [2]	428,678	2,512,053
nLIGHT [2,3]	634,714	6,601,026
PAR Technology [2]	287,024	11,061,905
PC Connection [3]	9,200	491,096
PowerFleet [2]	943,450	1,952,941
Richardson Electronics	252,800	2,763,104
Vishay Precision Group [2,3]	45,600	1,531,248
		31,783,909
IT Services - 0.1%
Hackett Group (The) [3]	27,700	653,443
Liberated Syndication [2,5]	56,000	0
		653,443
Semiconductors & Semiconductor Equipment - 8.3%
Alpha and Omega Semiconductor [2,3]	17,900	534,136
Alphawave IP Group [1,2]	42,941	59,823
Amtech Systems [2,3,4]	92,184	702,442
Axcelis Technologies [2]	3,800	619,590
AXT [2]	300,909	722,181
Camtek [2,3,4]	134,492	8,373,472
Cohu [2,3]	38,990	1,342,816
FormFactor [2]	22,869	799,043
Ichor Holdings [2]	32,000	990,720
Kulicke & Soffa Industries [3]	51,200	2,489,856
Nova [2,3]	35,000	3,935,400
NVE Corporation [3]	34,400	2,825,616
Onto Innovation [2,3,4]	40,150	5,119,928
PDF Solutions [2,3]	155,500	5,038,200
Photronics [2,3,4]	187,451	3,788,385
Ultra Clean Holdings [2,3]	52,000	1,542,840
		38,884,448
Software - 3.8%
Alkami Technology [2]	100,156	1,824,842
American Software Cl. A [3]	111,152	1,273,802
Cellebrite DI [2]	714,100	5,462,865
Computer Modelling Group	629,875	3,941,791
Digital Turbine [2]	241,500	1,461,075
Model N [2]	25,000	610,250
Optiva [2]	28,000	114,412
PROS Holdings [2,3,4]	69,390	2,402,282
Riskified [2]	44,815	200,771
Upland Software [2]	144,100	665,742
		17,957,832
Technology Hardware, Storage & Peripherals - 1.6%
AstroNova [2]	115,860	1,448,250
Avid Technology [2,3]	153,000	4,111,110
Intevac [2]	539,400	1,677,534
		7,236,894
Total		103,291,963

Materials – 7.5%
Chemicals - 1.1%
Aspen Aerogels [2]	325,085	2,795,731
LSB Industries [2]	176,540	1,806,004
Orion	19,675	418,684
Rayonier Advanced Materials [2]	50,000	177,000
		5,197,419
Construction Materials - 0.3%
Monarch Cement [1]	8,150	1,222,500
Metals & Mining - 6.1%
Alamos Gold Cl. A	261,044	2,944,373
Altius Minerals	171,100	2,766,321
Haynes International [3]	96,832	4,504,625
Imdex [1]	569,466	564,068
MAG Silver [2]	154,050	1,597,498
Major Drilling Group International [2]	1,230,763	7,493,768
Newcrest Mining	26,859	423,970
Olympic Steel	62,100	3,490,641
Ryerson Holding Corporation	23,230	675,761
Sandstorm Gold [3,4]	810,000	3,774,600
Universal Stainless & Alloy Products [2,3]	33,620	440,758
		28,676,383
Total		35,096,302

Real Estate – 2.4%
Office REITs - 0.3%
Postal Realty Trust Cl. A	114,000	1,539,000
Real Estate Management & Development - 2.1%
Altus Group	101,400	3,510,273
Real Matters [2]	229,500	1,047,598
RMR Group (The) Cl. A [3]	108,200	2,653,064
Tejon Ranch [2,3]	154,994	2,514,002
		9,724,937
Total		11,263,937

Utilities – 0.2%
Water Utilities - 0.2%
Global Water Resources	106,000	1,033,500
Total		1,033,500

TOTAL COMMON STOCKS
(Cost $374,258,510)		453,755,673

DIVERSIFIED INVESTMENT COMPANIES – 0.5%
Financials – 0.5%
Capital Markets - 0.5%
ASA Gold and Precious Metals	171,150	2,281,429
(Cost $2,914,815)		2,281,429

PREFERRED STOCK – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum 8.75% Series A	4,784	96,063
(Cost $71,808)		96,063

REPURCHASE AGREEMENT – 7.7%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $36,216,343 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $36,931,053)
(Cost $36,206,838)		36,206,838

TOTAL INVESTMENTS – 105.1%
(Cost $413,451,971)	492,340,003

LIABILITIES LESS CASH AND OTHER ASSETS – (5.1)%	(23,997,284)
NET ASSETS – 100.0%	$468,342,719

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[2]	Non-income producing.
[3]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement as of September 30, 2023. Total market value of pledged securities as of September 30, 2023, was $41,227,749.
[4]	As of September 30, 2023, a portion of these securities, in the aggregate amount of $20,699,212, were rehypothecated by BNP Paribas Prime Brokerage International, Limited in connection with the Fund’s revolving credit agreement.
[5]	Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $413,700,903. As of September 30, 2023, net unrealized appreciation for all securities was $78,639,100, consisting of aggregate gross unrealized appreciation of $132,062,258 and aggregate gross unrealized depreciation of $53,423,158. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Micro-Cap Trust, Inc. (the “Fund”), is a diversified closed-end investment company that was incorporated under the laws of the State of Maryland on September 9, 1993. The Fund commenced operations on December 14, 1993. Royce & Associates, LP, the Fund’s investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Fund are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Equity securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by the Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Fund’s Board of Directors has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Fund’s Board of Directors and policies and procedures adopted by Royce in its capacity as valuation designee for the Fund. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Fund on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Fund uses an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time the Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Fund as of September 30, 2023. Any Level 2 or Level 3 securities held by the Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Common Stocks	$435,328,563	$18,201,430	$225,680	$453,755,673
Diversified Investment Companies	2,281,429	–	–	2,281,429
Preferred Stock	96,063	–	–	96,063
Repurchase Agreement	–	36,206,838	–	36,206,838

Level 3 Reconciliation:

				Unrealized Gain (Loss)
	Balance as of 12/31/22	Sales	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 9/30/23
Common Stocks	$225,680	$–	$–	$0	$–	$225,680

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund as of September 30, 2023, is next business day and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the “credit agreement”) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund pledges eligible portfolio securities as collateral and has granted a security interest in such pledged securities to, and in favor of, BNPPI as security for the loan balance outstanding. The amount of eligible portfolio securities required to be pledged as collateral is determined by BNPPI in accordance with the credit agreement. In determining collateral requirements, the value of eligible securities pledged as collateral is subject to discount by BNPPI based upon a variety of factors set forth in the credit agreement. As of September 30, 2023, the market value of eligible securities pledged as collateral was approximately 1.87 times the loan balance outstanding.

If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to further reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of September 30, 2023, the Fund had outstanding borrowings of $22,000,000. During the nine-month period ended September 30, 2023, the Fund had an average daily loan balance of $21,355,311. As of September 30, 2023, the aggregate value of rehypothecated securities was $20,699,212.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).